Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Carrying Value and Fair Value of Debt

As of December 31, 2017 and 2016, the carrying value and fair value of the Company’s debt is summarized in the following table:

	December 31, 2017
(in millions)	Fair Value	Carrying Value
Amended and Restated Term Loan Facility, with interest at LIBOR plus 2.75% (equal to 4.42%) at period end, including short-term portion	$565.0	$558.5
Total	$565.0	$558.5

	December 31, 2016
(in millions)	Fair Value	Carrying Value
Term Loan Facility, with interest at LIBOR plus 3.75% (equal to 4.75%) at period end, including short-term portion	$710.8	$707.3
Total	$710.8	$707.3

Schedule of Estimated Useful Lives of Finite-Lived Intangible Assets

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

	Estimated Useful Life	Weighted Average
Customer-related intangibles	7-10 years	9
Computer software	3-7 years	6